Long-Term Government Loan Payable and Government Grant (Details) $ in Thousands		12 Months Ended
	Nov. 24, 2020 CAD ($) installment	Dec. 31, 2023 CAD ($)	Mar. 13, 2024	Nov. 30, 2020 CAD ($)
Long-Term Government Loan Payable and Government Grant
Interest rate			8.99%
Proceeds from sales of investment property		$ 5,000
Government Investment Property
Long-Term Government Loan Payable and Government Grant
Proceeds from sales of investment property		$ 4,000
Contribution agreement with the FedNor
Long-Term Government Loan Payable and Government Grant
Financing related to the recommissioning and expansion of the Refinery	$ 5,000
Interest rate	0.00%
Number of equal quarterly instalments | installment	19
Discount rate	7.00%
Contribution agreement with the NOHFC
Long-Term Government Loan Payable and Government Grant
Financing related to the recommissioning and expansion of the Refinery				$ 5,000